Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	BERTOLET CAPITAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0001216907
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	pvfix
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Pinnacle Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term capital appreciation with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Load Imposed on Reinvested Dividends or Capital Gains	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee Paid to the Fund for Shares Held Less than One Year	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (paid yearly as a % of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A high turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. For 2018, Fund turnover was 32% of the average portfolio value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	rr_ExpenseExampleYear01	$ 135
Three Years	rr_ExpenseExampleYear03	421
Five Years	rr_ExpenseExampleYear05	729
Ten Years	rr_ExpenseExampleYear10	$ 1,601
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the publicly traded equity securities of companies that appear to offer superior opportunities for capital appreciation. These may include common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund relies on the professional judgment of its investment advisor to make decisions about the Fund’s investments. The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $1 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The advisor assesses company prospects via rigorous fundamental analysis which may include speaking with management, customers, competitors, vendors, industry analysts and others. The Fund will sell securities when they become fully valued or if firm fundamentals deteriorate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General risk. There is no assurance the Fund will meet its investment objective. Investors may lose money by investing in the Fund. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Stock market risk. Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk. The value approach carries the risk that securities chosen may remain undervalued . The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro-cap company risk. Investing in small company securities involves special risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk. The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price and is inappropriate for market timers or traders.

Portfolio strategy risk. Fund success will in part be determined by the Advisor’s skill at choosing appropriate investments and executing portfolio strategy effectively.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pinnaclevaluefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Annual Return 2009	rr_AnnualReturn2009	12.70%
Annual Return 2010	rr_AnnualReturn2010	13.50%
Annual Return 2011	rr_AnnualReturn2011	(4.90%)
Annual Return 2012	rr_AnnualReturn2012	18.90%
Annual Return 2013	rr_AnnualReturn2013	16.60%
Annual Return 2014	rr_AnnualReturn2014	4.80%
Annual Return 2015	rr_AnnualReturn2015	(6.00%)
Annual Return 2016	rr_AnnualReturn2016	16.50%
Annual Return 2017	rr_AnnualReturn2017	(0.10%)
Annual Return 2018	rr_AnnualReturn2018	(11.80%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (1Q 2012) 8.3% Lowest Performance Quarter (4Q 2018) (9.6)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.60%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the years ended Dec. 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest individual federal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
Pinnacle Value Fund | Pinnacle Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.80%)
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Pinnacle Value Fund | After Taxes on Distributions | Pinnacle Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.70%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.20%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.50%	[3]
Pinnacle Value Fund | After Taxes on Distributions and Sales | Pinnacle Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.40%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.20%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.40%	[3]
Pinnacle Value Fund | Russell 2000 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.00%)	[4]
5 Years	rr_AverageAnnualReturnYear05	4.40%	[4]
10 Years	rr_AverageAnnualReturnYear10	11.90%	[4]

[1]	Acquired fund fees & expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to expense ratio in Fund financial statements which include only direct operating costs, not indirect costs of investing in other funds.
[2]	Advisor has contractually agreed to waive fees and/or reimburse expenses to extent necessary to maintain Fund net annual operating expenses, excluding acquired fund fees & expenses and extraordinary expenses, at or below 1.24% to April 30, 2020.
[3]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
[4]	Although you cannot invest directly in an index, investments in ETFs or funds that attempt to mirror an index performance may incur fees and taxes that may cause investment performance to differ from the performance of the underlying index.